Failed sale leaseback arrangements - Future minimum lease payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Financial Obligations
2026	$ 33,139
2027	31,006
2028	31,841
2029	30,497
2030	29,459
2031 and thereafter	327,183
Total undiscounted remaining minimum lease payments	483,125
Less: imputed interest	(272,986)
Total discounted remaining minimum lease payments	$ 210,139